4. SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Schedule of estimated useful lives in years of satellites, property and other equipment	Below are the estimated useful lives in years of satellites, property and other equipment as at December 31, 2018.
Years
Satellites	12 to 15
Property and other equipment	3 to 30

Schedule of estimated useful lives in years of finite life intangible assets

Below are the estimated useful lives in years of the finite life intangible assets as at December 31, 2018.

Years
Revenue backlog	12 to 17
Customer relationships	6 to 21
Customer contracts	5 to 15
Concession rights	1 to 15
Transponder rights	16
Patents	18